Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling activities of an entity, and include management executives of the Company. Compensation provided to key management is as follows:

	2017	2016
Short-term employee benefits, including salaries and fees	$417	$264
Professional fees	234	171
Stock-based payments (i)	899	208

	$1,550	$643

(i)	Stock-based payments are comprised of $Nil (2016 - $129) of shares issued in lieu of compensation, and $899 (2016 - $79) in stock options provided to key management of the Company. Refer to Note 16.